Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 11, 2016	May 31, 2016	Oct. 31, 2016	Jan. 31, 2016	Jan. 31, 2015
Related Party Transaction [Line Items]
Monthly payment of rent			$ 27,494	$ 8,525	$ 8,525
Accounts payable
Warrants issued		93,887,870
Exercise prices of warrants				$ 0.008
Minimum [Member]
Related Party Transaction [Line Items]
Exercise prices of warrants		$ 0.0021
Maximum [Member]
Related Party Transaction [Line Items]
Exercise prices of warrants		$ 0.0324
Jim Briscoe [Member]
Related Party Transaction [Line Items]
Monthly payment of rent			522
Total rent expense			4,697
Accrued unpaid wages			565,405
Number of stock issued	6,879,950
Option exercise price	$ 0.003
stock option vested term	10 years
Former President [Member]
Related Party Transaction [Line Items]
Accrued unpaid wages			$ 15,625
Officers and Directors [Member]
Related Party Transaction [Line Items]
Warrants issued		43,156,160
Officers and Directors [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Exercise prices of warrants		$ 0.0021
Officers and Directors [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Exercise prices of warrants		$ 0.0207